Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2024	2025
	RMB	RMB
Gross carrying amount
Computer and transmission equipment	82,847,892	75,334,495
Leasehold improvements	27,348,008	27,348,008
Furniture and office equipment	2,888,360	2,276,935
Motor vehicles	410,200	410,200
Total	113,494,460	105,369,638
Less: accumulated depreciation	(106,401,031)	(100,329,775)
Property and equipment, net	7,093,429	5,039,863